Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2020	December 31, 2019
Long-term debt and other financial liabilities	173,289	185,509
Less: Deferred financing costs	(3,527)	(2,443)
Total	169,762	183,066
Less - current portion	(19,417)	(183,066)
Long-term portion	150,345	-

Long-Term Debt and Other Financial Liabilities [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Annual Principal Payments
The annual principal payments required to be made after December 31, 2020 for all long-term debt and other financial liabilities, taking into consideration subsequent developments described in Note 15, are as follows:

Twelve month periods ending December 31,	Amount
2021	20,412
2022	82,216
2023	32,471
2024	9,032
Thereafter	29,158
Total	173,289